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                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                 PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)


This supplement updates certain information to the prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.


The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.


GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:
-----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the
3 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Core Plus Bond Fund

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
     BlackRock Ultra-Short Term Bond Portfolio
     Western Asset Management U.S. Government
       Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:
----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the
4 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
     BlackRock Capital Appreciation Portfolio

   Brighthouse/Wellington Core Equity Opportunities Portfolio
     T. Rowe Price Large Cap Growth Portfolio

TRUST NAME CHANGE AND INVESTMENT FUND NAME CHANGE


Metropolitan Series Fund was renamed Brighthouse Funds Trust II. Met/Wellington Core Equity Opportunities Portfolio was renamed Brighthouse/Wellington Core Equity Opportunities Portfolio in General American Separate Account Twenty-Nine.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


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FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:


Separate Account Annual Expenses
 (as a percentage of accumulated value)
 Mortality and expense risk charge1............   1.25%
 Administrative Expense Charge.................   0.15%
                                                  ----
 Total Separate Account Annual Expenses........   1.40%

-----------
1 For General American Separate Account Twenty-Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Capital Appreciation Portfolio -- Class A and for the Division investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A; and 1.20% for the Division investing in the T. Rowe Price Large Cap Growth Portfolio -- Class A.


INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2016


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Funds may impose a redemption fee in the future. The second table shows each Investment Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-237-6580.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
Total Annual Investment Fund Operating Expenses....................................
(expenses that are deducted from Investment Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses).....................    0.38%       1.74%

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


The following table is a summary. For more complete information on Investment Fund fees and expenses, please refer to the prospectus for each Investment Fund.


                                               DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                  AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                  MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT FUND                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) --
 SERIES I
 Invesco V.I. Core Plus Bond
  Fund..........................    0.45%          --          1.28%    0.01%         1.74%         1.13%         0.61%
 Invesco V.I. International
  Growth Fund...................    0.71%          --          0.21%    0.01%         0.93%         0.01%         0.92%
BRIGHTHOUSE FUNDS TRUST II
 -- CLASS A
 BlackRock Capital
  Appreciation Portfolio........    0.70%          --          0.02%    --            0.72%         0.09%         0.63%

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
                                                DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                   AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                   MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT FUND                        FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 BlackRock Ultra-Short
  Term Bond Portfolio............    0.35%          --          0.03%        --        0.38%         0.02%         0.36%
 Brighthouse/Wellington
  Core Equity
  Opportunities Portfolio........    0.70%          --          0.02%        --        0.72%         0.11%         0.61%
 T. Rowe Price Large Cap
  Growth Portfolio...............    0.60%          --          0.02%        --        0.62%         0.02%         0.60%
 Western Asset Management
  U.S. Government
  Portfolio......................    0.47%          --          0.03%        --        0.50%         0.01%         0.49%

The information shown in the table above was provided by the Investment Funds. Certain Investment Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Funds only with the approval of the Investment Fund's board of directors or trustees. Please see the Investment Funds' prospectuses for additional information regarding these arrangements.


INVESTMENT OPTIONS


INVESTMENT FUND                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
------------------------------------   -------------------------------------   ---------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. Core Plus Bond Fund      Seeks total return, comprised of        Invesco Advisers, Inc.
                                       current income and capital
                                       appreciation.
 Invesco V.I. International Growth     Seeks long-term growth of capital.      Invesco Advisers, Inc.
  Fund
BRIGHTHOUSE FUNDS TRUST II --
 CLASS A
 BlackRock Capital Appreciation        Seeks long-term growth of capital.      Brighthouse Investment Advisers,
  Portfolio                                                                    LLC
                                                                               Subadviser: BlackRock Advisors,
                                                                               LLC
 BlackRock Ultra-Short Term            Seeks a high level of current           Brighthouse Investment Advisers,
  Bond Portfolio                       income consistent with preservation     LLC
                                       of capital.                             Subadviser: BlackRock Advisors,
                                                                               LLC
 Brighthouse/Wellington Core           Seeks to provide a growing stream       Brighthouse Investment Advisers,
  Equity Opportunities Portfolio       of income over time and,                LLC
                                       secondarily, long-term capital          Subadviser: Wellington
                                       appreciation and current income.        Management Company LLP
 T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.      Brighthouse Investment Advisers,
  Portfolio                                                                    LLC
                                                                               Subadviser: T. Rowe Price
                                                                               Associates, Inc.

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
INVESTMENT FUND                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-----------------------------   ---------------------------------   ---------------------------------
 Western Asset Management       Seeks to maximize total return      Brighthouse Investment Advisers,
  U.S. Government Portfolio     consistent with preservation of     LLC
                                capital and maintenance of          Subadviser: Western Asset
                                liquidity.                          Management Company

REVENUE SHARING AND FUND SELECTION CRITERIA


We have modified the subsection CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT FUNDS to read as follows:


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT FUNDS. An investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Investment Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC and as of the date of this prospectus, our affiliate. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Investment Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Fund assets. Contract owners, through their indirect investment in the Investment Funds, bear the costs of these advisory fees (see the prospectuses for the Investment Funds for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Brighthouse Investment Advisers, LLC) or subadviser of an Investment Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


As of the date of this prospectus supplement, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Funds. We will benefit accordingly from assets allocated to the Investment Funds to the extent they result in profits to the adviser. (See "Fee Table -- Investment Fund Fees and Expenses" for information on the management fees paid by the Investment Funds and the Statements of Additional Information for the Investment Funds for information on the management fees paid by the adviser to the subadvisers.) In 2016, MetLife, Inc. announced plans to pursue the separation, through one or more transactions, of a substantial portion of its U.S. retail business, including Brighthouse Investment Advisers, LLC, then known as MetLife Advisers, LLC. The new separate retail business will be organized under a holding company named Brighthouse Financial, Inc. ("Brighthouse"). Following these transactions, Brighthouse Investment Advisers, LLC will be a wholly-owned subsidiary of Brighthouse and will no longer be affiliated with MetLife, Inc., and it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers and/or its affiliates of the type described in the second preceding paragraph. Additionally, it is expected that MetLife, Inc. and/or certain of its affiliates will receive payments from Brighthouse Investment Advisers


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and/or its affiliates in an amount approximately equal to the profit distributions they would have received had these transactions not occurred.


RESTRICTIONS ON TRANSFERS


We have modified the third paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified Investment Funds under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in RESTRICTIONS ON TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Investment Funds and may disrupt portfolio management strategy, requiring an Investment Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Investment Funds except where the portfolio manager of a particular Investment Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


ANNUITY PROVISIONS


We have modified the ANNUITY DATE subsection in ANNUITY PROVISIONS to read as follows:


ANNUITY DATE. Annuity payments will begin on the annuity date, unless your Contract has been surrendered or the proceeds have been paid to the designated beneficiary prior to that date. You can choose the month and year in which annuity payments begin. Your annuity date will be on the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your annuity date. The annuity date must be on the later of the first day of the first month following the annuitant's 85th birthday or upon completion of five contract years measured from the date of issue. Under certain qualified arrangements, distributions may be required before the annuity date. You may change the annuity date. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).


OTHER INFORMATION


On or about December 1, 2016, Metropolitan Life Insurance Company ("MLIC") terminated a net worth maintenance agreement with General American Life Insurance Company. The net


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worth maintenance agreement was originally entered into between MLIC and
General American Life Insurance Company on January 6, 2000. Under the agreement, MLIC had agreed, without limitation as to the amount, to cause us to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.


PRINCIPAL UNDERWRITER


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 200 Park Avenue, New York, New York 10166.


FINANCIAL STATEMENTS


The financial statements for each of the Divisions of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.































       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


Distributor:
MetLife Investors Distribution Company                 (800) 848-3854

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